Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Operating Leased Assets [Line Items]
Land use right	$ 13,725,357	85,160,348	85,160,343
Less: accumulated amortization	(2,399,357)	(14,887,052)	(12,966,137)
Net book value	$ 11,325,999	70,273,296	72,194,206